Stock-Based Compensation Plans - Options (Details) - Options - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise period following a change in control		15 days
Compensation expense	$ 20,403	$ 20,403
Successor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 18,883,000